UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1810

Oppenheimer Global Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2013 Unaudited

	Shares	Value
Common Stocks—99.2%
Consumer Discretionary—14.9%
Automobiles—1.9%
Bayerische Motoren Werke (BMW) AG, Preference	2,402,954	$205,294,273
Hotels, Restaurants & Leisure—1.7%
Gtech SpA	1,511,954	46,119,195
McDonald’s Corp.	1,419,400	137,724,382

		183,843,577
Media—3.6%
Grupo Televisa SAB, Sponsored ADR	2,928,787	88,625,095
Walt Disney Co. (The)	2,999,920	229,193,888
Zee Entertainment Enterprises Ltd.	14,003,568	62,848,781

		380,667,764
Specialty Retail—3.2%
Industria de Diseno Textil SA (Inditex)	1,178,063	194,934,170
Tiffany & Co.	1,609,688	149,346,853

		344,281,023
Textiles, Apparel & Luxury Goods—4.5%
Brunello Cucinelli SpA	307,435	10,960,264
Kering	831,151	175,773,996
LVMH Moet Hennessy Louis Vuitton SA	1,059,000	193,861,625
Tod’s SpA	561,845	93,799,285

		474,395,170
Consumer Staples—6.1%
Beverages—1.7%
AMBEV SA, ADR	9,899,250	72,759,487
Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,105,363	108,181,877

		180,941,364
Food Products—2.6%
Nestle SA	1,547,381	113,590,060
Unilever plc	3,897,969	159,887,950

		273,478,010
Household Products—1.8%
Colgate-Palmolive Co.	2,931,778	191,181,243
Energy—3.1%
Energy Equipment & Services—2.3%
Technip SA	1,661,880	160,071,241
Transocean Ltd.	1,619,028	80,012,364

		240,083,605
Oil, Gas & Consumable Fuels—0.8%
Repsol SA	3,352,008	84,692,536
Financials—21.0%
Capital Markets—5.6%
Credit Suisse Group AG1	3,329,286	102,215,249
Deutsche Bank AG	3,343,582	159,534,517
Goldman Sachs Group, Inc. (The)	648,311	114,919,608
UBS AG1	11,149,817	212,407,595

		589,076,969
Commercial Banks—5.1%
Banco Bilbao Vizcaya Argentaria SA	11,425,896	141,571,330

1	OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Banks (Continued)
ICICI Bank Ltd., Sponsored ADR	3,397,330	$126,278,756
Itau Unibanco Holding SA, Preference, ADR	6,107,970	82,885,153
Societe Generale	1,394,516	81,436,245
Sumitomo Mitsui Financial Group, Inc.	2,116,900	109,319,932

		541,491,416
Diversified Financial Services—4.3%
BM&FBovespa SA	14,069,700	66,037,122
Citigroup, Inc.	2,343,220	122,105,194
McGraw Hill Financial, Inc.	2,795,039	218,572,050
Moscow Exchange (The)	25,747,399	50,882,628

		457,596,994
Insurance—5.3%
Allianz SE	1,024,498	183,767,896
Dai-ichi Life Insurance Co. Ltd. (The)	7,349,800	123,186,853
Fidelity National Financial, Inc., Cl. A	2,331,060	75,642,897
Prudential plc	8,197,950	183,478,536

		566,076,182
Real Estate Management & Development—0.7%
DLF Ltd.	28,136,051	76,446,743
Health Care—13.7%
Biotechnology—4.1%
Biogen Idec, Inc.[1]	207,060	57,925,035
Celldex Therapeutics, Inc.[1]	1,582,529	38,313,027
Gilead Sciences, Inc.[1]	1,772,070	133,171,061
Medivation, Inc.[1]	488,981	31,206,767
Theravance, Inc.[1]	2,058,325	73,379,286
Vertex Pharmaceuticals, Inc.[1]	1,295,037	96,221,249

		430,216,425
Health Care Equipment & Supplies—1.7%
St. Jude Medical, Inc.	997,330	61,784,593
Swiss Medical SA1,2,3	49,975,200	11,848,820
Zimmer Holdings, Inc.	1,147,484	106,934,034

		180,567,447
Health Care Providers & Services—3.7%
Aetna, Inc.	2,448,879	167,968,611
WellPoint, Inc.	2,469,655	228,171,425

		396,140,036
Pharmaceuticals—4.2%
Allergan, Inc.	705,670	78,385,824
Bayer AG	1,166,182	163,607,669
Roche Holding AG	435,697	122,133,261
Shire plc	1,834,900	86,463,633

		450,590,387
Industrials—12.7%
Aerospace & Defense—3.3%
Airbus Group NV	3,480,528	268,271,931
Embraer SA, ADR	2,782,135	89,529,104

		357,801,035
Air Freight & Couriers—1.1%
United Parcel Service, Inc., Cl. B	1,160,680	121,964,254

2	OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Building Products—1.7%
Assa Abloy AB, Cl. B	3,469,250	$183,929,628
Construction & Engineering—0.4%
FLSmidth & Co. AS	859,390	47,120,217
Electrical Equipment—2.6%
Emerson Electric Co.	1,481,960	104,003,953
Nidec Corp.	1,037,608	101,755,645
Prysmian SpA	2,377,571	61,303,057

		267,062,655
Industrial Conglomerates—2.9%
3M Co.	1,056,090	148,116,623
Siemens AG	1,155,141	157,831,485

		305,948,108
Machinery—0.7%
FANUC Corp.	398,600	73,093,907
Information Technology—24.6%
Communications Equipment—3.6%
Juniper Networks, Inc.[1]	3,866,102	87,257,922
Telefonaktiebolaget LM Ericsson, Cl. B	24,042,089	294,411,617

		381,669,539
Computers & Peripherals—0.3%
Fusion-io, Inc.[1]	3,791,942	33,786,203
Electronic Equipment, Instruments, & Components—3.8%
Keyence Corp.	371,553	159,118,498
Kyocera Corp.	1,482,000	74,129,229
Murata Manufacturing Co. Ltd.	1,881,204	167,231,565

		400,479,292
Internet Software & Services—5.9%
eBay, Inc.[1]	3,801,078	208,641,171
Facebook, Inc., Cl. A1	2,279,870	124,617,694
Google, Inc., Cl. A1	260,030	291,418,221

		624,677,086
IT Services—0.5%
Infosys Ltd.	1,014,599	57,186,700
Semiconductors & Semiconductor Equipment—3.7%
Altera Corp.	5,054,897	164,435,799
Maxim Integrated Products, Inc.	4,874,905	136,058,599
Taiwan Semiconductor Manufacturing Co. Ltd.	26,242,726	92,467,230

		392,961,628
Software—6.8%
Adobe Systems, Inc.[1]	3,037,604	181,891,728
Intuit, Inc.	2,206,690	168,414,581
Microsoft Corp.	3,793,852	142,003,880
SAP AG	2,700,251	231,519,781

		723,829,970
Materials—1.3%
Chemicals—1.0%
Linde AG	495,579	103,792,718
Metals & Mining—0.3%
Alrosa AO	29,732,510	31,712,487
Telecommunication Services—1.6%
Wireless Telecommunication Services—1.6%
KDDI Corp.	2,709,000	167,076,394

3	OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Utilities—0.2%
Electric Utilities—0.2%
Fortum OYJ	923,298	$21,137,390

Total Common Stocks (Cost $5,900,683,690)		10,542,290,375

Rights, Warrants and Certificates—0.0%
Repsol SA Rts., Strike Price 0.0001EUR, 1/9/14[1]
(Cost $–)	3,352,008	2,287,233

Investment Company—0.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[2,4]
(Cost $95,076,736)	95,076,736	95,076,736
Total Investments, at Value (Cost $5,995,760,426)	100.1%	10,639,654,344
Liabilities in Excess of Other Assets	(0.1)	(9,556,264)

Net Assets	100.0%	$10,630,098,080

Footnotes to Statement of Investments

1.	Non-income producing security.
2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares September 30, 2013	Gross Additions	Gross Reductions	Shares December 31, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	15,684,239	273,809,199	194,416,702	95,076,736
Swiss Medical SA	49,975,200	—	—	49,975,200

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$95,076,736	$9,275
Swiss Medical SA			11,848,820	—

Total			$106,925,556	$9,275

3.	Restricted security. The aggregate value of restricted securities as of December 31, 2013 was $11,848,820, which represents 0.11% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Depreciation
Swiss Medical SA	5/16/94-8/31/11	$30,390,000	$11,848,820	$18,541,180

4.	Rate shown is the 7-day yield as of December 31, 2013.

4	OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$4,399,846,755	41.4%
Germany	1,205,348,339	11.3
Japan	974,912,023	9.3
France	611,143,107	5.8
Switzerland	550,346,165	5.2
Sweden	478,341,245	4.5
Spain	423,485,269	3.9
United Kingdom	343,366,486	3.2
India	322,760,980	3.0
Brazil	311,210,866	2.9
Netherlands	268,271,931	2.5
Italy	212,181,801	2.0
Mexico	196,806,972	1.8
Taiwan	92,467,230	0.9
Ireland	86,463,633	0.8
Russia	82,595,115	0.8
Denmark	47,120,217	0.4
Finland	21,137,390	0.2
Argentina	11,848,820	0.1

Total	$10,639,654,344	100.0%

5	OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is

6	OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Securities Valuation

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the

7	OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

8	OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$604,890,218	$983,591,589	$—	$1,588,481,807
Consumer Staples	372,122,607	273,478,010	—	645,600,617
Energy	80,012,364	244,763,777	—	324,776,141
Financials	740,403,658	1,490,284,646	—	2,230,688,304
Health Care	1,073,460,912	372,204,563	11,848,820	1,457,514,295
Industrials	463,613,934	893,305,870	—	1,356,919,804
Information Technology	1,538,525,798	1,076,064,620	—	2,614,590,418
Materials	—	135,505,205	—	135,505,205
Telecommunication Services	—	167,076,394	—	167,076,394
Utilities	—	21,137,390	—	21,137,390
Rights, Warrants and Certificates	—	2,287,233	—	2,287,233
Investment Company	95,076,736	—	—	95,076,736

Total Assets	$4,968,106,227	$5,659,699,297	$11,848,820	$10,639,654,344

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 1*	Transfers into Level 2*
Assets Table
Investments, at Value:
Commons Stocks
Financials	$(49,307,170)	$49,307,170

Total Assets	$(49,307,170)	$49,307,170

*	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price.

9	OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Restricted Securities

As of December 31, 2013, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$6,039,880,553

Gross unrealized appreciation	$4,821,407,060
Gross unrealized depreciation	(221,633,269)

Net unrealized appreciation	$4,599,773,791

10	OPPENHEIMER GLOBAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	2/10/2014